Pledged assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure assets pledged as collateral [abstract]
Certain Assets Provided as Collateral Mainly for Long-term Bank Loans and Leases

		Carrying amount
Assets	Purpose	December 31, 2022	December 31, 2023
		NT$000	NT$000
Non-current financial assets at amortized cost	Lease and bank loan	37,362	37,411
Property, plant and equipment, net
- Land	Bank loan	452,738	454,738
- Buildings	Bank loan	5,385,508	5,299,221
- Machinery and equipment	Bank loan	8,204,983	8,173,618
		14,080,591	13,964,988